Mezzanine Equity (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	May 17, 2019	Apr. 03, 2017
Gain on redeemed preferred stock		$ 24,475	$ 24,475	$ 0
Preferred stock, share authorized			20,000	20,000	20,000
Common stock shares issued			17,667	12,538	17,667
Common stock shares issued upon conversion of preferred stock	1,718	1,718		250	42
Series A Preferred Stock [Member]
Preferred stock, share authorized			160	160	160			160
Preferred Stock, shares issued			0	0	0
Preferred stock, outstanding			0	0	0
Convertible Preferred Stock [Member]
Preferred stock, outstanding			0	5,566
Dividend per share	$ 4.86	$ 4.86
Common stock shares issued upon conversion of preferred stock				250
Purchase price	$ 2,894
Convertible Preferred Stock [Member] | SNI [Member]
Preferred Stock, shares issued	2,894	2,894						5,900
Preferred stock, outstanding	5,566	5,566
Dividend per share	$ 1.00	$ 1.00
Common stock shares issued upon conversion of preferred stock	24,475	24,475
Preferred stock, liquidation preference, price per share								$ 4.86
Series C Convertible Preferred Stock [Member]
Common stock shares issued	93	93
Preferred Stock, shares issued	72	72				42
Dividend per share	$ 1.00	$ 1.00
Common stock shares issued upon conversion of preferred stock			104	60
Preferred stock, liquidation preference, price per share							$ 1.00
Initial conversion price							$ 1.00
Purchase price per share	$ 0.52	$ 0.52	$ 0.52
Aggregate amount	$ 37
Investor related to interest			$ 104	$ 60		$ 42
Authorized preferred stock, designated							3,000
Interest rate			8.00%				8.00%